FINANCIAL INSTRUMENTS - Credit risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 1,500
Maximum share of total receivables held by any client (as a percent)	4.38%
Credit risk
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 31,301	Rp 30,680
Credit risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	18,241	17,435
Credit risk | Trade and other receivables
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	11,272	9,928
Credit risk | Contract asset
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	944	1,560
Credit risk | Other current financial asset
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	554	1,314
Credit risk | Other non-current assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 290	Rp 443